EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Limited partners	$ 2,777	$ 3,086	$ 4,626
Total distributions	$ 1,249	$ 1,260	$ 1,231
Per unit (in dollars per share)	$ 1.20	$ 1.34	$ 1.40
Limited partners
Disclosure of classes of share capital [line items]
Limited partners	$ 448	$ 452	$ 440
Redeemable/ exchangeable and special limited partnership units | Non-controlling interests
Disclosure of classes of share capital [line items]
Limited partners	800	807	789
Total distributions	793	799	781
Special LP Units | Non-controlling interests
Disclosure of classes of share capital [line items]
Total distributions	7	8	8
FV LTIP of the Operating Partnership | Non-controlling interests
Disclosure of classes of share capital [line items]
Total distributions	$ 1	$ 1	$ 2